Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	Inventories
The detail of inventories of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Audiovisual rights	823	1,131
Mobile terminals and other equipments	701	584
Other inventories	57	71
Inventories impairment provision	(35)	(37)
Inventories	1,546	1,749
"Audiovisual rights" mainly includes the rights to broadcast sport events (see Note 29.c) and rights to broadcast films, television series and documentaries (see Note 3.j).